SHAREHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Granted to Consultants on February 28, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	8,805
Exercise price	$ 2.184
Expiration date	Feb. 28, 2020
Granted to Consultants on February 17, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	3,804
Exercise price	$ 0.0005
Expiration date	Feb. 17, 2021
Granted to Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	12,609 [1]

[1]	All options were fully vested on grant date.